Share-Based Compensation And Awards (Tables)	12 Months Ended
Aug. 31, 2018
Share-Based Compensation And Awards [Abstract]
Stock Options Activity

	2018		2017
		Weighted average exercise price		Weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	10,158,005	24.45	11,353,136	23.70
Granted	2,790,000	27.17	2,923,000	26.89
Forfeited	(1,714,445)	26.45	(861,150)	25.82
Exercised(1)	(1,854,594)	23.05	(3,256,981)	23.72
Outstanding, end of year	9,378,966	25.18	10,158,005	24.45

(1)	The weighted average Class B Non-Voting Share price for the options exercised was $27.87.

Stock Option Range of Exercise Prices

	Options outstanding			Options exerciseable
Range of prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$18.79 - $20.80	1,497,200	1.22	19.56	1,497,200	19.56
$20.81 - $24.21	1,667,417	6.04	23.36	952,117	23.08
$24.22 - $26.22	1,212,764	7.51	25.25	533,164	25.00
$26.23 - $27.19	1,943,630	8.33	26.46	439,430	26.55
$27.20 - $30.87	3,057,955	7.84	28.08	924,105	28.16

Weighted-Average Assumptions

	2018	2017
Dividend yield	4.37%	4.41%
Risk-free interest rate	1.88%	0.94%
Expected life of options	6 years	6 years
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.80%